Acquisition (Details) - Schedule of summarizes total consideration transferred	May 28, 2021 USD ($)
Assets acquired:
Cash	$ 21,370
Accounts receivable	46,602
Other current assets	142
Intangible assets	14,010,631
Total assets	14,078,745
Liabilities assumed:
Accounts payable and accrued liabilities	78,745
Total liabilities	78,745
Purchase price	$ 14,000,000